Financial Instruments - Additional disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Interest income on financial assets not at FVTPL	$ 3,499	$ 3,512	$ 191
Interest income on financial assets classified at FVTPL	218	200	214
Total interest income	3,717	3,712	405
Interest expense on financial liabilities not at FVTPL	1,640	1,564	1,730
Interest expense on financial liabilities classified at FVTPL	0	0	18
Total interest expense	1,640	1,564	1,748
Dividend income on financial assets at FVTPL	146	268	244
Dividend income on financial assets classified not at FVTPL	0	0	0
Net loss on financial assets at FVTPL	(2,803)	(2,436)	(722)
Loss on loan payable at FVTPL	(360)	(141)	(1,616)
Reversal of impairment on securities measured at FVTOCI	$ 0	$ 0	$ 0